LVIP Macquarie Mid Cap Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.81%
Aerospace & Defense–2.82%
Curtiss-Wright Corp.	24,750	$13,437,765
L3Harris Technologies, Inc.	48,600	14,842,926
		28,280,691
Automobile Components–0.74%
†Aptiv PLC	86,490	7,457,168
		7,457,168
Banks–4.88%
Columbia Banking System, Inc.	419,700	10,803,078
KeyCorp	588,900	11,006,541
Old National Bancorp	500,450	10,984,877
Webster Financial Corp.	269,950	16,045,828
		48,840,324
Building Products–1.23%
Johnson Controls International PLC	111,595	12,269,870
		12,269,870
Capital Markets–4.43%
Affiliated Managers Group, Inc.	51,350	12,243,381
Raymond James Financial, Inc.	107,075	18,481,145
State Street Corp.	117,850	13,671,778
		44,396,304
Chemicals–0.73%
Celanese Corp.	115,500	4,860,240
Huntsman Corp.	270,600	2,429,988
		7,290,228
Communications Equipment–1.00%
†Ciena Corp.	68,900	10,036,663
		10,036,663
Construction & Engineering–3.50%
AECOM	107,300	13,999,431
†MasTec, Inc.	57,300	12,194,013
Quanta Services, Inc.	21,440	8,885,165
		35,078,609
Construction Materials–1.59%
Vulcan Materials Co.	51,650	15,888,573
		15,888,573
Consumer Finance–2.38%
Ally Financial, Inc.	251,250	9,849,000
Synchrony Financial	197,300	14,018,165
		23,867,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.92%
Kroger Co.	126,000	$8,493,660
†U.S. Foods Holding Corp.	139,650	10,699,983
		19,193,643
Containers & Packaging–2.33%
Amcor PLC	918,232	7,511,138
Crown Holdings, Inc.	112,150	10,832,568
Graphic Packaging Holding Co.	256,000	5,009,920
		23,353,626
Electric Utilities–4.64%
Edison International	165,850	9,168,188
NRG Energy, Inc.	77,500	12,551,125
OGE Energy Corp.	185,950	8,603,907
Xcel Energy, Inc.	200,850	16,198,552
		46,521,772
Electrical Equipment–3.57%
AMETEK, Inc.	67,000	12,596,000
†NEXTracker, Inc. Class A	134,176	9,927,682
Regal Rexnord Corp.	92,600	13,282,544
		35,806,226
Electronic Equipment, Instruments & Components–3.35%
†Flex Ltd.	176,141	10,210,894
†Keysight Technologies, Inc.	53,380	9,337,230
TD SYNNEX Corp.	85,750	14,041,562
		33,589,686
Entertainment–1.42%
Electronic Arts, Inc.	70,350	14,189,595
		14,189,595
Financial Services–0.84%
Global Payments, Inc.	101,800	8,457,544
		8,457,544
Food Products–1.26%
Hershey Co.	40,850	7,640,993
Tyson Foods, Inc. Class A	91,700	4,979,310
		12,620,303
Ground Transportation–0.57%
JB Hunt Transport Services, Inc.	42,800	5,742,476
		5,742,476
Health Care Equipment & Supplies–2.30%
Becton Dickinson & Co.	26,650	4,988,080
STERIS PLC	44,200	10,936,848
Zimmer Biomet Holdings, Inc.	71,750	7,067,375
		22,992,303
LVIP Macquarie Mid Cap Value Fund–1

LVIP Macquarie Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.23%
Cencora, Inc.	35,100	$10,969,803
Quest Diagnostics, Inc.	59,700	11,377,626
		22,347,429
Health Care REITs–0.90%
Ventas, Inc.	129,450	9,060,206
		9,060,206
Hotel & Resort REITs–0.91%
Host Hotels & Resorts, Inc.	538,250	9,161,015
		9,161,015
Hotels, Restaurants & Leisure–2.69%
Darden Restaurants, Inc.	40,720	7,751,459
Marriott International, Inc. Class A	51,840	13,501,210
Royal Caribbean Cruises Ltd.	17,650	5,711,187
		26,963,856
Household Durables–2.23%
DR Horton, Inc.	71,833	12,173,539
PulteGroup, Inc.	76,550	10,114,551
		22,288,090
Industrial REITs–0.82%
First Industrial Realty Trust, Inc.	159,600	8,214,612
		8,214,612
Insurance–6.98%
Allstate Corp.	61,250	13,147,312
Assurant, Inc.	52,400	11,349,840
Axis Capital Holdings Ltd.	69,350	6,643,730
Hartford Insurance Group, Inc.	93,950	12,531,991
Reinsurance Group of America, Inc.	63,700	12,238,681
Willis Towers Watson PLC	40,650	14,042,542
		69,954,096
IT Services–1.77%
†Akamai Technologies, Inc.	98,100	7,432,056
†Twilio, Inc. Class A	103,050	10,314,275
		17,746,331
Life Sciences Tools & Services–1.11%
Agilent Technologies, Inc.	86,950	11,160,033
		11,160,033
Machinery–4.95%
†Gates Industrial Corp. PLC	318,250	7,898,965
ITT, Inc.	90,500	16,177,780
Oshkosh Corp.	113,850	14,766,345
Parker-Hannifin Corp.	14,200	10,765,730
		49,608,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.65%
Interpublic Group of Cos., Inc.	232,100	$6,477,911
		6,477,911
Metals & Mining–1.21%
Reliance, Inc.	43,100	12,103,773
		12,103,773
Multi-Utilities–3.96%
CMS Energy Corp.	199,250	14,597,055
Public Service Enterprise Group, Inc.	138,250	11,538,345
WEC Energy Group, Inc.	118,400	13,567,456
		39,702,856
Oil, Gas & Consumable Fuels–6.51%
Cheniere Energy, Inc.	58,250	13,687,585
Coterra Energy, Inc.	428,400	10,131,660
Devon Energy Corp.	200,930	7,044,606
Expand Energy Corp.	88,700	9,423,488
Targa Resources Corp.	78,950	13,227,283
Valero Energy Corp.	68,750	11,705,375
		65,219,997
Paper & Forest Products–1.05%
Louisiana-Pacific Corp.	118,150	10,496,446
		10,496,446
Passenger Airlines–1.12%
Delta Air Lines, Inc.	197,150	11,188,263
		11,188,263
Professional Services–2.36%
†CACI International, Inc. Class A	31,300	15,611,814
KBR, Inc.	170,670	8,070,984
		23,682,798
Residential REITs–1.01%
American Homes 4 Rent Class A	304,020	10,108,665
		10,108,665
Retail REITs–1.85%
Kimco Realty Corp.	396,200	8,656,970
Realty Income Corp.	162,847	9,899,469
		18,556,439
Semiconductors & Semiconductor Equipment–1.89%
†ON Semiconductor Corp.	139,450	6,876,279
Teradyne, Inc.	87,250	12,009,090
		18,885,369
LVIP Macquarie Mid Cap Value Fund–2

LVIP Macquarie Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.75%
Extra Space Storage, Inc.	47,318	$6,668,999
VICI Properties, Inc.	331,460	10,808,911
		17,477,910
Specialty Retail–3.13%
†AutoZone, Inc.	2,700	11,583,648
Dick's Sporting Goods, Inc.	31,750	7,055,485
Ross Stores, Inc.	83,450	12,716,945
		31,356,078
Trading Companies & Distributors–2.23%
United Rentals, Inc.	12,850	12,267,381
WESCO International, Inc.	47,578	10,062,747
		22,330,128
Total Common Stock (Cost $601,873,485)		989,963,890

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	97,824	97,824
Total Money Market Fund (Cost $97,824)		97,824

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–1.17%
Discounted Commercial Paper–1.17%
≠Automatic Data Processing, Inc. 4.17% 10/1/25	10,000,000	$10,000,000
≠Canadian Imperial Bank of Commerce 4.17% 10/1/25	1,700,000	1,700,000
		11,700,000
Total Short-Term Investments (Cost $11,700,000)		11,700,000

TOTAL INVESTMENTS–99.99% (Cost $613,671,309)	1,001,761,714
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	90,645
NET ASSETS APPLICABLE TO 23,181,796 SHARES OUTSTANDING–100.00%	$1,001,852,359

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Mid Cap Value Fund–3